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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-22162   ____________

The RAM Funds

(Exact name of registrant as specified in charter)

2331 Far Hills Avenue, Suite 200                Dayton, Ohio                 45419

               (Address of principal executive offices)                          (Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000

Date of fiscal year end:         November 30, 2009

Date of reporting period:       August 31, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The RAM Small/Mid Cap Fund
Schedule of Investments
August 31, 2009 (Unaudited)

COMMON STOCKS — 95.2%	Shares	Value

Consumer Discretionary - 6.3%
Household Durables - 2.1%
Jarden Corp.*	6,126	$149,168

Media - 1.5%
John Wiley & Sons, Inc. - Class A	3,462	111,026

Textiles, Apparel & Luxury Goods - 2.7%
Hanesbrands, Inc.*	9,388	197,711

Consumer Staples - 4.5%
Food Products - 2.8%
Dean Foods Co.*	10,920	198,089

Personal Products - 1.7%
Chattem, Inc.*	2,064	126,399

Energy - 15.3%
Energy Equipment & Services - 4.4%
Global Industries Ltd.*	13,517	128,412
Superior Energy Services, Inc.*	10,187	185,709
		314,121
Oil, Gas & Consumable Fuels - 10.9%
Cabot Oil & Gas Corp.	5,926	208,892
Holly Corp.	5,660	129,274
PetroHawk Energy Corp.*	10,587	227,938
StealthGas, Inc.	12,318	61,344
Swift Energy Co.*	7,657	155,973
		783,421
Financials - 21.6%
Consumer Finance - 2.9%
EZCORP, Inc. - Class A*	15,581	208,318

Insurance - 8.1%
Fidelity National Financial, Inc. - Class A	10,321	155,021
HCC Insurance Holdings, Inc.	9,055	239,414
PartnerRe Ltd.	2,530	186,992
		581,427
Real Estate Investment Trusts (REITs) - 10.6%
Annaly Capital Management, Inc.	9,988	173,192
LTC Properties, Inc.	10,387	264,557
Omega Healthcare Investors, Inc.	14,316	242,084
Parkway Properties, Inc.	4,794	86,771
		766,604

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)

COMMON STOCKS — 95.2% (Continued)	Shares	Value

Industrials - 21.4%
Commercial Services & Supplies - 2.6%
Republic Services, Inc.	7,258	$185,877

Industrial Conglomerates - 4.7%
McDermott International, Inc.*	14,382	341,716

Marine - 4.8%
Genco Shipping & Trading Ltd.	8,390	162,514
Navios Maritime Holdings, Inc.	28,431	128,793
Omega Navigation Enterprises, Inc. - Class A	12,185	51,786
		343,093
Professional Services - 5.1%
FTI Consulting, Inc.*	5,327	231,938
Navigant Consulting, Inc.*	10,587	133,290
		365,228
Transportation Infrastructure - 4.2%
Aegean Marine Petroleum Network, Inc.	14,848	305,572

Information Technology - 14.1%
Communications Equipment - 1.4%
InterDigital, Inc.*	4,727	99,078

Computers & Peripherals - 1.3%
Hypercom Corp.*	35,223	94,750

Electronic Equipment, Instruments & Components - 3.5%
Cogent, Inc.*	24,170	253,785

Internet Software & Services - 2.1%
VeriSign, Inc.*	6,925	146,741

IT Services - 5.8%
Lender Processing Services, Inc.	6,658	228,236
Wright Express Corp.*	6,059	190,980
		419,216
Materials - 2.3%
Chemicals - 2.3%
Terra Industries, Inc.	5,260	163,639

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Frontier Communications Corp.	19,909	141,553

The RAM Small/Mid Cap Fund
Schedule of Investments (Continued)

COMMON STOCKS — 95.2% (Continued)	Shares	Value

Utilities - 7.7%
Electric Utilities - 4.5%
ALLETE, Inc.	5,060	$171,079
UIL Holdings Corp.	5,993	155,458
		326,537
Multi-Utilities - 3.2%
CMS Energy Corp.	16,912	226,790

Total Common Stocks (Cost $6,429,451)		$6,849,859

MONEY MARKET FUNDS — 5.8%	Shares	Value

AIM Short-Term Investments Trust (The) - Treasury
Portfolio - Institutional Class, 0.08%(a) (Cost $420,415)	420,415	$420,415

Total Investments at Value — 101.0% (Cost $6,849,866)		$7,270,274

Liabilities in Excess of Other Assets — (1.0%)		(75,439)

Net Assets — 100.0%		$7,194,835

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2009.

See accompanying notes to schedules of investments.

The RAM Small Cap Fund
Schedule of Investments
August 31, 2009 (Unaudited)

COMMON STOCKS — 94.3%	Shares	Value

Consumer Discretionary - 8.7%
Household Durables - 3.1%
Jarden Corp.*	503	$12,248

Media - 1.9%
John Wiley & Sons, Inc. - Class A	240	7,697

Textiles, Apparel & Luxury Goods - 3.7%
Hanesbrands, Inc.*	700	14,742

Consumer Staples - 5.1%
Food Products - 2.9%
Dean Foods Co.*	635	11,519

Personal Products - 2.2%
Chattem, Inc.*	145	8,880

Energy - 19.4%
Energy Equipment & Services - 8.1%
Global Industries Ltd.*	820	7,790
Helix Energy Solutions Group, Inc.*	656	7,675
Superior Energy Services, Inc.*	418	7,620
Vantage Drilling Co.*	6,150	9,348
		32,433
Oil, Gas & Consumable Fuels - 11.3%
Comstock Resources, Inc.*	201	7,101
DHT Maritime, Inc.	1,375	7,150
Goodrich Petroleum Corp.*	370	8,858
Holly Corp.	370	8,451
StealthGas, Inc.	989	4,925
Swift Energy Co. *	406	8,270
		44,755
Financials - 26.0%
Capital Markets - 1.7%
Diamond Hill Investment Group, Inc.*	133	6,835

Consumer Finance - 4.4%
EZCORP, Inc. - Class A*	1,311	17,528

Insurance - 7.5%
American Safety Insurance Holdings Ltd.*	539	8,268
Fidelity National Financial, Inc. - Class A	579	8,697
HCC Insurance Holdings, Inc.	483	12,771
		29,736

The RAM Small Cap Fund
Schedule of Investments (Continued)

COMMON STOCKS — 94.3% (Continued)	Shares	Value

Financials - 26.0% (Continued)
Real Estate Investment Trusts (REITs) - 12.4%
Capstead Mortgage Corp.	860	$11,739
LTC Properties, Inc.	615	15,664
Omega Healthcare Investors, Inc.	957	16,183
Parkway Properties, Inc.	310	5,611
		49,197
Industrials - 17.5%
Aerospace & Defense - 2.2%
Axsys Technologies, Inc.*	161	8,694

Marine - 4.7%
Genco Shipping & Trading Ltd.	378	7,322
Navios Maritime Holdings, Inc.	1,546	7,003
Omega Navigation Enterprises, Inc. - Class A	1,082	4,598
		18,923
Professional Services - 6.3%
FTI Consulting, Inc.*	342	14,891
Navigant Consulting, Inc.*	808	10,173
		25,064
Transportation Infrastructure - 4.3%
Aegean Marine Petroleum Network, Inc.	824	16,958

Information Technology - 11.7%
Communications Equipment - 1.4%
InterDigital, Inc.*	261	5,471

Electronic Equipment, Instruments & Components - 4.5%
Cogent, Inc.*	1,287	13,513
I.D. Systems, Inc.*	1,263	4,319
		17,832
IT Services - 5.8%
Lender Processing Services, Inc.	358	12,272
Wright Express Corp.*	338	10,654
		22,926
Materials - 2.1%
Chemicals - 2.1%
Terra Industries, Inc.	265	8,244

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Frontier Communications Corp.	1,094	7,778

The RAM Small Cap Fund
Schedule of Investments (Continued)

COMMON STOCKS — 94.3% (Continued)	Shares	Value

Utilities - 1.8%
Electric Utilities - 1.8%
UIL Holdings Corp.	273	$7,082

Total Common Stocks (Cost $343,807)		$374,542

MONEY MARKET FUNDS — 6.9%	Shares	Value

AIM Short-Term Investments Trust (The) - Treasury
Portfolio - Institutional Class, 0.08%(a) (Cost $27,606)	27,606	$27,606

Total Investments at Value — 101.2% (Cost $371,413)		$402,148

Liabilities in Excess of Other Assets — (1.2%)		(4,802)

Net Assets — 100.0%		$397,346

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2009.

See accompanying notes to schedules of investments.

THE RAM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2009 (Unaudited)

1.  Securities Valuation

The RAM Small/Mid Cap Fund and the RAM Small Cap Fund (the “Funds”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

The Financial Accounting Standards Board’s (“FASB”) Statement on Financial Accounting Standards No. 157 “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset of Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4” or the “Position”).  FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity have significantly decreased in relation to normal market activity for the asset or liability.  The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods.  FSP 157-4 is effective for all fiscal periods and interim periods ending after June 15, 2009.  Management has evaluated the impact of FSP 157-4 and has concluded that FSP 157-4 has no impact on these Schedules of Investments.

As of August 31, 2009, all of the securities held by the Funds were valued using Level 1 inputs.  See each respective Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type and industry type as required by FSP 157-4.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE RAM FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2009:

	The RAM Small/Mid Cap Fund	The RAM Small Cap Fund

Tax cost of portfolio investments	$6,850,656	$371,650

Gross unrealized appreciation	$606,730	$50,799
Gross unrealized depreciation	(187,112)	(20,301)

Net unrealized appreciation	$419,618	$30,498

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds

By (Signature and Title)*	/s/ John C. Riazzi
John C. Riazzi, President

Date          October 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Riazzi
John C. Riazzi, President

Date          October 13, 2009

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date          October 13, 2009

* Print the name and title of each signing officer under his or her signature.